Other financial and non-financial liabilities	12 Months Ended
Dec. 31, 2025
Other Financial And Non Financial Liabilities [Line Items]
Other Financial And Non Financial Liabilities Explanatory
Note 18
Other liabilities
a) Other financial liabilities measured at amortized cost
USD m 31.12.25 31.12.24
Other accrued expenses 2,973 3,140
Accrued interest expenses 4,778 5,876
Settlement and clearing accounts 1,508 1,944
Lease liabilities 4,257 4,597
Other
2,346 5,476
Total other financial liabilities measured at amortized cost 15,862 21,033
b) Other financial liabilities designated at fair value
USD m 31.12.25 31.12.24
Financial liabilities related to unit-linked investment contracts 21,052 17,203
Securities financing transactions 3,848 5,798
Over-the-counter debt instruments and other 3,284 5,698
Total other financial liabilities designated at fair value 28,184 28,699
c) Other non-financial liabilities
USD m 31.12.25 31.12.24
Compensation-related liabilities 10,484 9,592
of which: Deferred Contingent Capital Plan 2,130 1,847
of which: financial advisor compensation plans 1,799 1,621
of which: cash awards and other compensation plans 4,731 4,393 of which: net defined benefit liability 710 763
of which: other compensation-related liabilities
1
1,114 969
Current tax liabilities 1,152 1,671
Deferred tax liabilities 471 340
VAT,
withholding tax and other tax payables
1,040 1,156
Deferred income 683 555
Liabilities of disposal groups held for sale
2
1,199
Other 140 320
Total other non-financial liabilities 13,970 14,834
1 Includes liabilities for payroll taxes and untaken vacation.
2 Refer to Note 28 for more information about the sale of Select Portfolio Servicing.